S000107972 [Member] Investment Strategy - William Blair International Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks and other forms of equity investments. The Fund primarily invests in equity securities issued by companies domiciled (i.e., headquartered) outside the U.S. that the Adviser believes have above-average growth, profitability and quality characteristics. Under normal circumstances, the Fund typically holds a limited number of securities (i.e., 40-70 securities). The Adviser seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The Fund will generally invest in the stocks of companies with a float adjusted market capitalization larger than $5 billion at the time of purchase. The Fund’s investments are normally allocated among at least ten different countries, and a maximum of the greater of 40% of its net assets or twice the country weight of the MSCI All Country World ex USA Index (“ACWI ex USA”) (net) may be invested in securities of issuers in one country at any given time.
Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 40% of its net assets or twice the emerging markets component of the MSCI All Country World ex USA Index (“ACWI ex USA”) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.
In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.
The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.